CONDENSED STATEMENT OF CASH FLOWS	6 Months Ended
Jun. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (1,634,254)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	936,666
Interest earned on marketable securities held in Trust Account	(5,380)
Transaction costs incurred in connection with warrant	241,311
Changes in operating assets and liabilities:
Prepaid expenses	(179,582)
Accounts payable and accrued expenses	137,643
Net cash used in operating activities	(503,596)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(287,500,000)
Net cash used in investing activities	(287,500,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	281,750,000
Proceeds from sale of Private Placement Warrants	7,750,000
Repayment of promissory note - related party	(160,000)
Payment of offering costs	(462,672)
Net cash provided by financing activities	288,877,328
Net Change in Cash	873,732
Cash - Beginning of period	172,854
Cash - End of period	1,046,586
Non-Cash investing and financing activities:
Payment of deferred offering costs by the Sponsor in exchange for the issuance of Class B common stock	35,000
Initial classification of common stock subject to possible redemption	267,477,334
Change in value of common stock subject to possible redemption	$ (1,392,764)